Taxation - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Hong Kong subsidiary [Member]	Dec. 31, 2012 Tech JV [Member]	Dec. 31, 2012 Hong Kong treaty jurisdiction [Member]	Dec. 31, 2008 Wang Jin Wang Ju Tech JV Wang Cai AdCo and branches [Member]	Dec. 31, 2011 Wang Jin Wang Ju Wang Cai AdCo and branches [Member]	Dec. 31, 2010 Wang Jin Wang Ju Wang Cai AdCo and branches [Member]	Dec. 31, 2009 Wang Jin Wang Ju Wang Cai AdCo and branches [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%	16.50%
Transitional income tax rates							18.00%	24.00%	22.00%	20.00%
Preferential income tax rate for High and New Technology Enterprise					15.00%
Review frequency of the qualifications for High and New Technology Enterprise					3 years
Withholding income tax rate	10.00%					5.00%
Tax loss carryforwards				252
Tax loss carryforwards, expiration term				5 years
Tax loss carryforwards, expiration year				2015